[USAA
EAGLE
LOGO (r)]
SUPPLEMENT DATED DECEMBER 13, 2012
TO THE CORNERSTONE FUNDS PROSPECTUS
Cornerstone Conservative Fund,
Cornerstone Moderately Conservative Fund,
Cornerstone Moderate Fund,
Cornerstone Moderately Aggressive Fund,
Cornerstone Aggressive Fund, and Cornerstone Equity Fund
DATED OCTOBER 1, 2012

Effective December 10, 2012, the minimum initial purchase with respect to the above-named Funds has been lowered from $3,000 to $1,000.

97710-1212

[USAA
EAGLE
LOGO(r]
SUPPLEMENT DATED DECEMBER 13, 2012
TO THE TARGET RETIREMENT FUNDS PROSPECTUS
Target Retirement Income Fund, Target Retirement 2020 Fund,
Target Retirement 2030 Fund, Target Retirement 2040,
and Target Retirement 2050 Fund
DATED MAY 1, 2012

Effective December 10, 2012, the minimum initial purchase with respect to the above-named Funds has been lowered from $3,000 to $1,000.

97709-1212

[USAA
EAGLE
LOGO(r)]
SUPPLEMENT DATED DECEMBER 13, 2012
TO THE MONEY MARKET FUND PROSPECTUS
DATED DECEMBER 1, 2012

Effective December 10, 2012, the minimum initial purchase of $1,000 is waived with the establishment of a $50 monthly systematic investment. In addition, employees of USAA and its affiliated companies may open an account through payroll deduction for as little as $25 per pay period with no initial investment.

97711-1212